March 9, 2010
Kevin R. Bettsteller
D (312) 807-4442
F (312) 345-1383
kevin.bettsteller@klgates.com
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Advisors Trust
333-72511
811-09237
Ladies and Gentlemen:
     On behalf of Calamos Advisors Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act” ) and the Investment Company Act of 1940, as amended (the “1940 Act”), post-effective amendment no. 12 to the Trust’s registration statement under the Securities Act, which is also amendment no. 14 to its registration statement under the 1940 Act (the “Amendment”), and each exhibit being filed with this amendment.
     Reason for Amendment. This Amendment is being filed solely to comply with the disclosure requirements of revised Form N-1A, as set forth in Investment Company Release No. 28584 (January 13, 2009).
     Request for Acceleration. We have attached as a separate letter from Calamos Financial Services, LLC, the Trust’s principal underwriter, a request that the effectiveness of the Registration Statement be accelerated to April 30, 2010, or as soon as practicable thereafter.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4442 or Eric S. Purple at (202) 778-9220 with any questions or comments concerning these materials.
Very truly yours,
/s/ Kevin R. Bettsteller
Kevin R. Bettsteller
Enclosures
cc: Stathy Darcy

Calamos Investments
2020 Calamos Court
Naperville, IL 60563
March 9, 2010
BY EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Ladies and Gentlemen:
Calamos Advisors Trust
1933 Act Registration No. 33-72511
1940 Act Registration No. 811-09237
     As the principal underwriter of Calamos Growth and Income Portfolio, a series of Calamos Advisors Trust (the “Trust”), and pursuant to the Securities and Exchange Commission’s authority under Rule 461(a) and Rule 485(a)(3) of the General Rules and Regulations under the Securities Act of 1933, we request that the effectiveness of Post-Effective Amendment No. 12 to the Registration Statement filed on behalf of the Trust on March 9, 2010 be accelerated to April 30, 2010, or as soon as practicable thereafter.

CALAMOS FINANCIAL SERVICES, LLC
By:	/s/ Nimish S. Bhatt
	Name:	Nimish S. Bhatt
	Title:	Senior Vice President, Director of Operations